Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	State Funds
Central Index Key	dei_EntityCentralIndexKey	0001679960
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	statx
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2018
Prospectus Date	rr_ProspectusDate	Mar. 29, 2018
Enhanced Ultra Short Duration Mutual Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Shareholder Fees (Fees paid directly from your investment) Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver [and/or Expense Reimbursement]	rr_NetExpensesOverAssets	0.40%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	rr_ExpenseExampleYear01	$ 38
Three Years	rr_ExpenseExampleYear03	119
Five Years	rr_ExpenseExampleYear05	207
Ten Years	rr_ExpenseExampleYear10	$ 467
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund primarily invests its net assets (exclusive of proceeds (collateral) received with respect to securities lending, repurchase agreements and reverse repurchase agreement transactions) in U.S. Treasury securities, which include bills, notes, and bonds issued by the U.S. Treasury, that have remaining maturities of three months. The balance of the Fund’s portfolio will consist of a mixture of cash and U.S. Treasury securities, which include bills, notes, and bonds issued by the U.S. Treasury, with remaining maturities of less than three months and remaining maturities of longer than three months. In addition, under normal market conditions, the Fund will hold at least one U.S. Treasury security with a maturity of at least 14 months, as measured at the time of purchase, and the Fund will maintain a portfolio with a dollar weighted average maturity of at least 90 days. The Portfolio manager may adjust the dollar weighted average maturity of the Fund’s portfolio within the stated limit based on current and anticipated changes in interest rates. The foregoing specific maturity lengths are described as measured at the time of purchase. U.S. Treasury securities are backed by the “full faith and credit” of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. All of the Fund’s assets will be invested in U.S. dollar-denominated securities.

In order to enhance income, the Fund intends to enter into securities lending, repurchase agreement and/or reverse repurchase agreement transactions that provide the Fund with income at either fixed or floating (variable) interest rates and fees. The Fund may lend its portfolio of securities to broker/dealers, institutional investors, institutional investment managers, banks, mutual funds, and insurance and/or reinsurance companies located in one of the member countries of The Organization for Economic Co-operation and Development (“OECD”). Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income from fees paid by borrowers. Loans will be made only to parties who have been reviewed and deemed satisfactory by New York Alaska ETF Management LLC, the Fund’s investment adviser (the “Adviser”), pursuant to guidelines adopted by the Board of Trustees (the “Board” or the “Board of Trustees”) of State Funds (the “Trust”), and which provide collateral, which is either (i) 102% cash or (ii) 102%-115% U.S. government securities. The collateral is marked to market daily and, if the value of the existing collateral decreases or the value of the securities lent increases, the borrower will be required to post additional collateral.

The Fund may enter into repurchase agreements and/or reverse repurchase agreements with broker/dealers, institutional investors, institutional investment managers, banks, mutual funds, and insurance and/or reinsurance companies located in one of the member countries of the OECD. Repurchase transactions involve the purchase of securities with an agreement to resell the securities at an agreed-upon price, date and interest payment. Reverse repurchase transactions involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. the Fund will invest over 5% of its assets in reverse repurchase agreements in which proceeds (collateral) received with respect to reverse repurchase agreements will include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. The Fund will earmark or establish a segregated account equal in value to its obligations to hold the aforementioned proceeds (collateral).

A bond’s “maturity” refers to the length of time until the bond’s principal must be paid back. “Dollar weighted average maturity” (“WAM”) is the weighted average amount of time it take for the Fund’s bond portfolio to mature.  This means that the higher the Fund’s portfolio’s WAM, the longer it takes for all of the bonds in the portfolio to mature.  WAM is calculated by computing the percentage value of each bond instrument in the portfolio. The number of days or months until the bond’s maturity is multiplied by each percentage, and the sum of the subtotals equals the WAM of the bonds in the portfolio.

WAM is not the same thing as “duration.” Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. If a bond has a duration of six years, for example, its price will rise about 6% if interest rates drop by a percentage point, and its price will fall by about 6% if interest rates rise by a percentage point. For investment purposes, the Fund uses the Macaulay method of calculating duration, named after its creator, Frederick Macaulay. Macaulay duration is the weighted average term to maturity of the cash flows from a bond. The weight of each cash flow is determined by dividing the present value of the cash flow by the price.

The Adviser may, but is not required to, use a securities lending agent to facilitate its securities lending transactions or may itself act as agent, for which the Adviser will receive no separate compensation. The Fund may split fees earned from securities lending with any unaffiliated lending agent, but in no event will the Fund pay more than 15% of the interest or fees earned from securities lending to a securities lending agent who administers the lending program in accordance with guidelines approved by the Board of Trustees.

The Fund seeks to maximize income from securities lending and reverse repurchase agreement transactions through entering into such transactions with counterparties who may reuse the securities obtained through securities lending and/or reverse repurchase agreements with the Fund to collateralize other transactions with different counterparties. Such counterparties may be willing to enter into securities lending and/or reverse repurchase agreement transactions with the Fund on more favorable terms than would otherwise be available.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (exclusive of collateral with respect to securities lending, repurchase and reverse repurchase agreement transactions), plus any borrowings for investment purposes, in U.S. Treasury securities, which include bills, notes, and bonds issued by the U.S. Treasury, that have remaining maturities of three months.

The Fund is not a money market fund and thus does not seek to maintain a stable NAV of $1.00 per share. Additionally, the Fund’s investment strategy will cause the Fund’s portfolio to exceed the dollar weighted average maturity requirements imposed on money market mutual funds.  Furthermore, the Fund’s use of reverse repurchase transactions will have a leveraging effect on the Fund’s NAV, which is generally inconsistent with the stable net asset value associated with money market mutual funds.  In addition, although the Fund may invest in securities that may be held by money market funds, it is not subject to the regulations applicable to money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to risks, any of which could cause an investor to lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include:

Market Risk: Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Management Risk: Any actively managed fund is subject to the risk that its investment adviser will select investments or allocate assets in such a way that could cause the fund to underperform or otherwise not meet its objective. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

U.S. Treasury Securities Risk: Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Interest Rate Risk: The value of the Fund’s shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The yields of U.S. Treasury securities may be lower than the yields available from other types of fixed-income investments.

Credit Risk: Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

Reverse Repurchase Agreement Risk: In the event of the insolvency of the counterparty to a reverse repurchase agreement, recovery of the securities sold by the Fund may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage (borrowing). If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield. The Fund seeks to protect against reverse repurchase agreement risk through, among other things, collateralization requirements and contractual provisions which provide for the right to liquidate collateral promptly in the event of a default.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters. The Fund seeks to protect against securities lending risk through, among other things, collateralization requirements and contractual provisions which provide for the right to liquidate collateral promptly in the event of a default.

Repurchase Agreement Risk: If the counterparty to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the counterparty to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral not within the control of the Fund and, therefore, the Fund may incur delays in disposing of the security and/or may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Leverage Risk: Leverage risk is the risk that certain transactions of the Fund, including the Fund’s use of reverse repurchase agreements, will give rise to leverage, causing the Fund’s shares to be more volatile than if they had not been leveraged.

Non-Diversified Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

New Investment Adviser Risk: The Adviser is a newly formed investment adviser with no operating history. There is no guarantee that the Adviser will be able to produce satisfactory returns for the Fund or preserve the Fund’s assets.

New Fund Risk: The Fund is newly organized and has a limited operating history. The Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy or may fail to attract sufficient assets under management to realize economies of scale.

Withholding Tax Risk: Whether an investment in the Fund is appropriate for a non-U.S. shareholder (as defined in “Tax Information”) will depend upon the non-U.S. shareholder’s particular circumstances. Section 871(k) of the Internal Revenue Code of 1986, as amended (the “Code”) provides certain “look-through” treatment to non-U.S. shareholders, permitting qualified interest-related dividends and qualified short-term capital gains not to be subject to U.S. withholding tax.  It should also be noted that withholding would still apply (generally at a 30% rate or lower applicable treaty rate) to the extent that distributions are from the Fund’s interest income from non-U.S. sources. If modifications to the Fund’s strategy are made such that the Fund makes distributions from the Fund’s dividend income or foreign currency gains, such withholding would also apply with respect to these sources of income.  Depending on the circumstances, the Fund may designate all, some, or none of the Fund’s potentially eligible dividends as qualified interest-related dividends or as qualified short-term capital gains. We strongly urge you to review carefully the discussion under “Tax Information” and to seek advice based on your particular circumstances from an independent tax advisor.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information - Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates the variability of the Fund’s returns; the following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost at www.tbil.co or by calling the Fund at 1-800--523-8382.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 523-8382
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tbil.co
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Total Return Since Inception
Annual Return 2017	rr_AnnualReturn2017	2.19%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future; the updated performance information is available at www.tbil.co and/or by calling the Fund at toll free number (800) 523-8382 where the updated information may be obtained.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
i.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes;

ii.	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

iii.	The information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.

Enhanced Ultra Short Duration Mutual Fund | Enhanced Ultra Short Duration Mutual Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year (Since Inception 4/13/2017)	rr_AverageAnnualReturnYear01	2.19%
5 Years (or Life of Fund)	rr_AverageAnnualReturnYear05	none
10 Years (or Life of Fund)	rr_AverageAnnualReturnYear10	none
Enhanced Ultra Short Duration Mutual Fund | After Taxes on Distributions | Enhanced Ultra Short Duration Mutual Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year (Since Inception 4/13/2017)	rr_AverageAnnualReturnYear01	none
5 Years (or Life of Fund)	rr_AverageAnnualReturnYear05	none
10 Years (or Life of Fund)	rr_AverageAnnualReturnYear10	none
Enhanced Ultra Short Duration Mutual Fund | After Taxes on Distributions and Sales | Enhanced Ultra Short Duration Mutual Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year (Since Inception 4/13/2017)	rr_AverageAnnualReturnYear01	1.24%
5 Years (or Life of Fund)	rr_AverageAnnualReturnYear05	none
10 Years (or Life of Fund)	rr_AverageAnnualReturnYear10	none
Enhanced Ultra Short Duration Mutual Fund | Index-Bloomberg Barclays US Aggregate (reflects no deduction for [fees, expenses or taxes])
Risk Return Abstract	rr_RiskReturnAbstract
1 Year (Since Inception 4/13/2017)	rr_AverageAnnualReturnYear01	0.16%
5 Years (or Life of Fund)	rr_AverageAnnualReturnYear05	none
10 Years (or Life of Fund)	rr_AverageAnnualReturnYear10	none

[1]	The Fee Waiver [and/or Expense Reimbursement is expected to continue for one (1) Year until the date April 2nd 2019, the Adviser may, at its sole discretion, modify or terminate this voluntary waiver without notice to the Fund.